Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss) for the period	$ 1,791,149	$ (2,880,886)	$ 898,591	$ (6,402,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (note 10)	34,391	(54,735)	421,881	1,730,308
Depreciation expense	51,076	78,457	214,643	239,904
Change in fair value of warrant liability	(4,226,574)	(3,454,008)
Gain on warrant extinguishment	(214,714)
(Gain) loss on fair value of derivatives	(1,689,701)	73,469
Imputed interest expense on convertible debentures		468,116
Change in derivative liability	(4,226,574)	(3,454,008)	(15,696,391)	(12,300,453)
Units issued for services	68,656		1,060,858
Interest expense on lease liability (note 8)	3,611	1,317	1,834	12,696
Interest expense			16,466
Financing costs	(384,984)		264,435
Foreign exchange loss (gain)		(27,920)	233,059
Foreign exchange loss (gain) on re-translation of lease		718	718	2,165
Loss on debt settlement	250,086			56,146
Amortization of EPA discount	374,307	138,427	996,400
Loss on fair value of convertible debt derivatives			1,140,537
Gain on EPA debt extinguishment			(8,614,103)
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	236,893	6,905	369,544	(12,598)
Prepaid mine acquisition costs				(260,463)
Prepaid finance costs		(524,674)	393,640	(393,640)
Prepaid expenses and deposits			(1,133,124)	76,112
Accounts payable	954,046	(383,159)	773,102	(128,774)
Accrued liabilities	498,412	1,545,801	316,167	787,363
Accrued EPA/IDEQ water treatment		75,000
EPA water treatment payable			(4,458,707)	1,974,656
EPA cost recovery payable		(2,000,000)	(2,000,000)	3,000,000
Interest payable – EPA			(78,710)
Interest payable	892,753	97,493	2,380,853	246,702
Net cash used in operating activities	(1,360,593)	(6,839,679)	(22,498,307)	(11,372,153)
Investing activities
Purchase of spare inventory			(341,004)
Deposit on plant		(500,000)
Land purchase		(202,000)	(202,000)
Bunker Hill mine purchase		(5,524,322)	(5,524,322)
Mine improvements	(280,466)		(1,157,059)
Purchase and demobilization of Process plant			(3,129,856)
Process plant	(93,765)		(503,831)
Purchase of machinery and equipment	(60,004)	(153,350)	(316,600)	(94,693)
Net cash used in investing activities	(434,235)	(6,379,672)	(11,174,672)	(94,693)
Financing activities
Proceeds from convertible debentures		14,000,000	29,000,000
Proceeds from bridge loan			4,668,000
Proceeds from issuance of special warrants	3,661,822
Proceeds from issuance of shares, net of issue costs			7,767,849	6,013,439
Proceeds from warrants exercise	837,459
Proceeds from promissory note	240,000			2,500,000
Proceeds from subscriptions received		1,775,790
Repayment of promissory note			(1,000,000)
Lease payments	(60,000)	(32,422)	(64,828)	(129,191)
Net cash provided by financing activities	4,679,281	15,743,368	40,371,021	8,384,248
Net change in cash	2,884,453	2,524,017	6,698,042	(3,082,598)
Cash, beginning of year	7,148,105	486,063	486,063	3,568,661
Cash and restricted cash, end of year			7,148,105	486,063
Non-cash activities
Accounts payable, accrued liabilities, and promissory notes settled with special warrants issuance	874,198
Interest payable settled with common shares	1,368,724
Units issued to settle accounts payable and accrued liabilities			228,421	188,146
Units issued to settle interest payable			1,400,174
Mill purchase for shares and warrants			3,243,296
Units issued to settle DSU/RSU/Bonuses			872,399
Reconciliation from Cash Flow Statement to Balance Sheet:
Less restricted cash	6,476,000		6,476,000
Cash end of period	3,592,558	3,010,080	708,105	486,063
Cash, beginning of period	7,184,105	486,063	486,063
Cash and restricted cash end of period	$ 10,068,558	$ 3,010,080	$ 7,184,105	$ 486,063